Unaudited Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Income Statement [Abstract]
Revenue		$ 40,932,347	$ 41,213,907
Cost and expenses:
Cost of revenue		13,876,078	9,942,740
General & administrative expenses		5,119,691	4,507,982
Research & development expenses		1,657,902	1,322,913
Sales and marketing expenses		22,027,806	25,982,034
Total cost and expenses		42,681,477	41,755,669
Loss from operations		(1,749,130)	(541,762)
Other income
Interest income, net		333,453	282,507
Foreign currency transaction gain		260,296	221,056
Other income		499,078	292,677
Other income , net		1,092,827	796,240
(Loss) income before income tax expense		(656,303)	254,478
Income tax provision (benefit)		504,937	(384,307)
Net (loss) income		(1,161,240)	638,785
Other comprehensive income
Foreign currency translation adjustment		(249,230)	(566,536)
Comprehensive (loss) income		$ (1,410,470)	$ 72,249
Earnings per share
Earnings per share, Basic (in Dollars per share)	[1]	$ (0.02)	$ 0.01
Earnings per share, Diluted (in Dollars per share)	[1]	$ (0.02)	$ 0.01
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic (in Shares)	[1]	62,321,739	60,000,000
Weighted average number of ordinary shares, Diluted (in Shares)	[1]	62,321,739	60,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 13)